Loans - Recorded Investment in Financing Receivable Modified as TDR Within 12 Month (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) contracts	Dec. 31, 2017 USD ($) contracts	Dec. 31, 2016 USD ($) contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	73	64	97
Recorded Investment | $	$ 1,319	$ 1,235	$ 3,798
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	3	0	7
Recorded Investment | $	$ 104		$ 419
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	2	5
Recorded Investment | $		$ 82	$ 843
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	2	7
Recorded Investment | $		$ 117	$ 848
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	8	6	15
Recorded Investment | $	$ 518	$ 467	$ 1,201
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	4	0
Recorded Investment | $	$ 32	$ 194
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	0	1
Recorded Investment | $	$ 29		$ 3
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	59	50	62
Recorded Investment | $	$ 636	$ 375	$ 484
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0